Income Taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Capitalized R&D expenditures, beginning balance		€ 1.7		€ 3.2
R&D credits, beginning balance		70.5		44.1
Inventories, beginning balance		52.9		46.5
Deferred revenue, beginning balance		150.3		21.0
Accrued and other liabilities, beginning balance		40.5		42.7
Installation and warranty reserve, beginning balance		13.3		11.1
Tax effect carry-forward losses, beginning balance		8.5		5.7
Property, plant and equipment, beginning balance		19.4		9.2
Lease liabilities, beginning balance		0.0
Intangible fixed assets, beginning balance		48.7		0.0
Restructuring and impairment, beginning balance		0.0		0.0
Alternative minimum tax credits, beginning balance		0.0		4.5
Share-based payments, beginning balance		7.7		7.7
Other temporary differences, beginning balance		21.7		20.1
Total deferred tax assets, gross, beginning balance		435.2		215.8
Valuation allowance, beginning balance	[1]	(79.2)		(49.5)
Total deferred tax assets, net, beginning balance		356.0		166.3
Capitalized R&D expenditures, Consolidated Statements of Operations		189.0		(1.6)
Capitalized R&D expenditures, Effect of changes in exchange rates		2.2		0.1
R&D & other credits, Consolidated Statements of Operations		(11.1)		25.2
R&D & other credits, Effect of changes in exchange rates		1.4		1.2
Inventories, Consolidated Statements of Operations		(0.2)		4.6
Inventories, Effect of changes in exchange rates		(3.4)		1.8
Deferred income, Consolidated Statements of Operations		(92.4)		128.7
Deferred income, Effect of changes in exchange rates		(1.1)		0.6
Accrued and other liabilities, Consolidated Statements of Operations		31.4		(4.4)
Accrued and other liabilities, Effect of changes in exchange rates		1.5		2.2
Installation and warranty reserve, Consolidated Statements of Operations		(1.3)		1.6
Installation and warranty reserve, Effect of changes in exchange rates		0.3		0.6
Tax effect carry-forward losses, Consolidated Statements of Operations		3.4		2.8
Tax effect carry-forward losses, Effect of changes in exchange rates		0.6
Property, plant and equipment, Effects of changes in accounting principles				8.2
Property, plant and equipment, Consolidated Statements of Operations		9.0		1.8
Property, plant and equipment, Effect of changes in exchange rates		4.4		0.2
Lease liabilities, Consolidated Statements of Operations		8.1
Intangible fixed assets, Effects of changes in accounting principles				51.7
Intangible fixed assets, Consolidated Statements of Operations		81.1		(3.0)
Alternative minimum tax credits, Consolidated Statements of Operations				(4.5)
Share-based payments, Consolidated Statements of Operations		0.6		(0.3)
Share-based payments, Effect of changes in exchange rates		0.2		0.3
Other temporary differences, Effects of changes in accounting principles				2.6
Other temporary differences, Consolidated Statements of Operations		(5.4)		(2.3)
Other temporary differences, Effect of changes in exchange rates		(2.1)		0.4
Other temporary differences, Income tax recognized in shareholders' equity		6.1		0.9
Total deferred tax assets, gross, Effects of changes in accounting principles				62.5
Total deferred tax assets, gross, Consolidated Statements of Operations		212.2		148.6
Total deferred tax assets, gross, Effect of changes in exchange rates		4.0		7.4
Total deferred tax assets, gross, Income tax recognized in shareholders' equity		6.1		0.9
Valuation allowance, Consolidated Statements of Operations		7.6	[2]	(28.5)	[1]
Valuation allowance, Effect of changes in exchange rates		(2.0)	[2]	(1.2)	[1]
Total deferred tax assets, net, Effects of changes in accounting principles				62.5
Total deferred tax assets, net, Consolidated Statements of Operations		219.8		120.1
Total deferred tax assets, net, Effect of changes in exchange rates		2.0		6.2
Total deferred tax assets, net, Income tax recognized in shareholders' equity		6.1		0.9
Capitalized R&D expenditures, ending balance		192.9		1.7
R&D credits, ending balance		60.8		70.5
Inventories, ending balance		49.3		52.9
Deferred revenue, ending balance		56.8		150.3
Accrued and other liabilities, ending balance		73.4		40.5
Installation and warranty reserve, ending balance		12.3		13.3
Tax effect carry-forward losses, ending balance		12.5		8.5
Property, plant and equipment, ending balance		32.8		19.4
Lease liabilities, ending balance		8.1		0.0
Intangible fixed assets, ending balance		129.8		48.7
Restructuring and impairment, ending balance		0.0		0.0
Alternative minimum tax credits, ending balance		0.0		0.0
Share-based payments, ending balance		8.5		7.7
Other temporary differences, ending balance		20.3		21.7
Total deferred tax assets, gross, ending balance		657.5		435.2
Valuation allowance, ending balance		(73.6)	[2]	(79.2)	[1]
Total deferred tax assets, net, ending balance		583.9		356.0
Deferred tax liabilities:
Intangible fixed assets, beginning balance		(119.8)		(265.1)
Goodwill, beginning balance		0.0
Right-of-use assets, beginning balance		0.0
Property, plant and equipment, beginning balance		(25.7)		(37.9)
Deferred revenue, beginning balance		(0.1)		(13.2)
Borrowing costs long term debt, beginning balance		(1.5)		(1.7)
Other temporary differences, beginning balance		(15.1)		(9.0)
Total deferred tax liabilities, beginning balance		(162.2)		(326.9)
Net deferred tax assets (liabilities), beginning balance		193.8
Intangible fixed assets, Consolidated Statement of Operations		17.9		149.7
Intangible fixed assets, Effect of changes in exchange rates		(2.3)		(4.4)
Goodwill, Consolidated Statements of Operations		(6.6)
Right-of-use assets, Consolidated Statements of Operations		(8.1)
Property, plant and equipment, Consolidated Statements of Operations		9.8		13.3
Property, plant and equipment, Effect of changes in exchange rates		0.6		(1.1)
Deferred revenue, Consolidated Statements of Operations		(13.0)		13.1
Borrowing costs long term debt, Consolidated Statements of Operations		0.0		0.2
Other temporary differences, Other		7.4
Other, Consolidated Statements of Operations		12.4		(4.5)
Other, Effect of changes in exchange rates		(1.8)		(1.6)
Total deferred tax liabilities, Other		7.4
Total deferred tax liabilities, Consolidated Statements of Operations		(12.4)		(171.8)
Total deferred tax liabilities, Effect of changes in exchange rates		(3.5)		(7.1)
Net deferred tax assets (liabilities), other		7.4
Net deferred tax assets (liabilities), Effects of changes in accounting principles				62.5
Net deferred tax assets (liabilities), Consolidated Statements of Operations		232.2		291.9
Total deferred tax assets (liabilities), Effect of changes in exchange rates		(1.5)		(0.9)
Net deferred tax assets (liabilities), Income tax recognized in shareholders' equity		6.1		0.9
Intangible fixed assets, ending balance		(104.2)		(119.8)
Goodwill, beginning balance		(6.6)		0.0
Right-of-use assets, ending balance		(8.1)		0.0
Property, plant and equipment, ending balance		(15.3)		(25.7)
Deferred revenue, ending balance		(13.1)		(0.1)
Borrowing costs long term debt, ending balance		(1.5)		(1.5)
Other temporary differences, ending balance		2.9		(15.1)
Total deferred tax liabilities, ending balance		(145.9)		(162.2)
Net deferred tax assets (liabilities), ending balance		438.0		193.8
Net deferred tax assets (liabilities)								€ (160.6)
Net deferred tax assets (liabilities)		438.0		193.8		€ 438.0	€ 193.8
Deferred tax assets – non-current
Deferred tax assets:
Total deferred tax assets, net, beginning balance		236.3		31.7
Total deferred tax assets, net, ending balance		€ 445.3		€ 236.3
Deferred tax liabilities – non-current
Deferred tax liabilities:
Net deferred tax assets (liabilities)						€ (7.3)	€ (42.5)	€ (192.3)

[1]	1. The valuation allowance disclosed above relates to R&D credits and Tax effect carry-forward losses that may not be realized.
[2]	1. The valuation allowance disclosed above relates to R&D credits and Tax effect carry-forward losses that may not be realized.